Disclosure of detailed information about recognized deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred tax assets, Net operating losses	$ 1,577,831	$ 1,664,801	$ 1,340,296
Deferred tax liabilities, intangible assets	(1,520,569)	(1,391,070)	(919,340)
Net deferred tax asset
Statutory income tax rate	26.50%	26.50%	26.50%
Income (loss) before income taxes	$ (16,401,604)	$ (24,551,718)	$ (32,416,108)
Expected income tax (benefit)	(4,346,425)	(6,506,205)	(8,590,269)
Foreign rate differential	986	(477,761)	443,749
Stock-based compensation and other non-deductible expenses	(786,187)	1,299,240	484,247
True up of prior period balances
Deferred tax assets not recognized	4,334,967	9,821,085	7,662,273
Income tax expense
Deferred tax liabilities, Convertible Debt			(88,192)
Previously stated [member]
IfrsStatementLineItems [Line Items]
Statutory income tax rate		26.50%
Income (loss) before income taxes		$ (40,794,817)
Expected income tax (benefit)		(10,810,627)
Foreign rate differential		(243,335)
Stock-based compensation and other non-deductible expenses		1,318,852
True up of prior period balances		1,323,876
Deferred tax assets not recognized		8,411,234
Income tax expense
United State [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, other	$ (57,262)	(273,731)	(318,712)
Canada Area [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, other			$ (14,052)